Average Annual Total Returns - Voya MidCap Opportunities Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell Midcap® Growth Index 1 Yr		Class ADV Russell Midcap® Growth Index 5 Yrs		Class ADV Russell Midcap® Growth Index 10 Yrs		Class ADV Russell Midcap® Growth Index Since Inception	Class ADV Russell Midcap® Index 1 Yr		Class ADV Russell Midcap® Index 5 Yrs		Class ADV Russell Midcap® Index 10 Yrs		Class ADV Russell Midcap® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Midcap® Growth Index 1 Yr		Class I Russell Midcap® Growth Index 5 Yrs		Class I Russell Midcap® Growth Index 10 Yrs		Class I Russell Midcap® Growth Index Since Inception	Class I Russell Midcap® Index 1 Yr		Class I Russell Midcap® Index 5 Yrs		Class I Russell Midcap® Index 10 Yrs		Class I Russell Midcap® Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell Midcap® Growth Index 1 Yr		Class R6 Russell Midcap® Growth Index 5 Yrs		Class R6 Russell Midcap® Growth Index 10 Yrs		Class R6 Russell Midcap® Growth Index Since Inception	Class R6 Russell Midcap® Index 1 Yr		Class R6 Russell Midcap® Index 5 Yrs		Class R6 Russell Midcap® Index 10 Yrs		Class R6 Russell Midcap® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell Midcap® Growth Index 1 Yr		Class S Russell Midcap® Growth Index 5 Yrs		Class S Russell Midcap® Growth Index 10 Yrs		Class S Russell Midcap® Growth Index Since Inception	Class S Russell Midcap® Index 1 Yr		Class S Russell Midcap® Index 5 Yrs		Class S Russell Midcap® Index 10 Yrs		Class S Russell Midcap® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell Midcap® Growth Index 1 Yr		Class S2 Russell Midcap® Growth Index 5 Yrs		Class S2 Russell Midcap® Growth Index 10 Yrs		Class S2 Russell Midcap® Growth Index Since Inception	Class S2 Russell Midcap® Index 1 Yr		Class S2 Russell Midcap® Index 5 Yrs		Class S2 Russell Midcap® Index 10 Yrs		Class S2 Russell Midcap® Index Since Inception
Total	40.50%	17.20%	13.46%		Dec. 29, 2006	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	41.14%	17.78%	14.03%		May 05, 2000	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	41.11%	17.77%	14.03%		Nov. 24, 2015	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	40.76%	17.49%	13.75%		May 07, 2001	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	40.56%	17.30%	13.58%		Feb. 27, 2009	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.